Basic and Diluted Net Loss Per Share - Schedule of Securities were not Included in the Computation of Diluted Net Loss Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Securities were not Included in the Computation of Diluted Net Loss Per Share [Abstract]
Computation of diluted net loss per share	36,479,018	31,055,110	29,395,579
Outstanding share options [Member]
Schedule of Securities were not Included in the Computation of Diluted Net Loss Per Share [Abstract]
Computation of diluted net loss per share	16,746,951	14,449,650	10,520,774
Unvested RSUs [Member]
Schedule of Securities were not Included in the Computation of Diluted Net Loss Per Share [Abstract]
Computation of diluted net loss per share	747,506	857,899	813,268
Warrants [Member]
Schedule of Securities were not Included in the Computation of Diluted Net Loss Per Share [Abstract]
Computation of diluted net loss per share	18,984,561	15,747,561	18,061,537